Ultra Series Fund

550 Science Drive

Madison, WI 53711

608-216-9109

May 1, 2026

BY EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:     Ultra Series Fund (SEC File Nos. 002-87775; 811-04815) Rule 497(j) Filing

Ladies and Gentlemen:

In lieu of filing the form of Prospectus and the form of Statement of Additional Information which will be used by the Ultra Series Fund (the "Company") after the effective date of the most recently filed post-effective amendment to the Company's Registration Statement on Form N-1A as required by Rule 497(c) under the Securities Act of 1933, as amended, in accordance with Rule 497(j) under such Act, we hereby provide you with notice that (1) the form of Prospectus and the form of Statement of Additional Information for the Company that would have been filed under Rule 497(c) by the Company would not have differed from the Prospectus and Statement of Additional Information contained in the Company's most recently filed post-effective amendment and (2) the text of the Company's most recently filed post-effective amendment was filed electronically via EDGAR and will become effective on May 1, 2025.

Please do not hesitate to contact me at 608-216-9109 if you have any questions regarding this letter.

Very truly yours,

/s/ Steven J. Fredricks

Steven J. Fredricks

Chief Legal Officer & Chief Compliance Officer